Derivative Instruments - Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Net Notional amount [Member]
Option contracts to hedge payroll
Net Notional amount	$ 45,619	$ 28,075
Net Notional amount [Member] | Not Designated as Hedging Instrument [Member]
Option contracts to hedge payroll
Net Notional amount	34,352	24,580
Net Notional amount [Member] | Designated as Hedging Instrument [Member]
Option contracts to hedge payroll
Net Notional amount	11,267	3,495
Fair Value [Member]
Option contracts to hedge payroll
Fair value	2,954	442
Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Option contracts to hedge payroll
Fair value	2,130	346
Fair Value [Member] | Designated as Hedging Instrument [Member]
Option contracts to hedge payroll
Fair value	$ 824	$ 96